Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Statement of Financial Position [Abstract]
Common shares, Authorized	Unlimited	Unlimited
Common shares, Issued	18,252,243	3,470,451
Common shares, Outstanding	18,252,243	3,470,451